EQUITY (Details)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, shares Authorized	25,000,000	25,000,000
Ordinary shares, shares Issued	15,297,402	15,287,402
Ordinary shares, shares Outstanding	14,728,782	14,718,782